Pensions and post retirement benefits - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Current service cost	£ 265	£ 243	£ 255
Net finance cost	(12)	(32)	41
Past service cost	(3)	0	(432)
Other movements	0	2	1
Total	£ 250	£ 213	£ (135)